As filed with the Securities and Exchange Commission on June 10, 2025
1933 Act Registration No. 333-181617
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 33
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 517
Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)
American Legacy® Series
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Sarah Sheldon, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Jassmin McIver-Jones, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2025, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H

American Legacy® Series, American Legacy® Signature,

American Legacy Shareholder’s Advantage® (contracts purchased on and after May 21, 2018)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H

American Legacy® Series, American Legacy® Signature,

American Legacy Shareholder’s Advantage®

Supplement dated June 10, 2025 to the Prospectus dated May 1, 2025

This Supplement to your prospectus outlines important changes that become effective on and after June 16, 2025. These changes are related to:

a)	Appendix A – Funds Available Under The Contract; and
b)	Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged.

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation.	American Funds® IS U.S. Small and Mid Cap Equity Fund – Class 4 advised by Capital Research and Management Company	1.04%[1]	N/A	N/A	N/A
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investments Corporation	0.98%	N/A	N/A	N/A

1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

You can find the fund prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective on or about June 16, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, the LVIP American Funds Vanguard Active Passive Growth Fund will be added to the list of funds to which you must allocate 100% of your i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements for other Living Benefit Riders for Contracts issued on or after May 22, 2017. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core® and Estate LockSM, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM, Lincoln Wealth PassSM, 4LATER® Select Advantage, or if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders (if applicable), the LVIP American Funds Vanguard Active Passive Growth Fund will be added to the list of funds in Group 2 and to the list of funds to which you must allocate 100% of your i4LIFE® Advantage Account Value. American Funds® IS U.S. Small and Mid Cap Equity Fund will be added to the list of funds in Group 2.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect i4LIFE® Advantage Guaranteed Income Benefit (version 4), the LVIP American Funds Vanguard Active Passive Growth Fund will be added to the list of funds in Group 2 and to the list of funds to which you must allocate 100% of your i4LIFE® Advantage Account Value.

Please retain this supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H

American Legacy® Series B-Share, American Legacy® Signature 1

Supplement dated June 10, 2025 to the Prospectus dated May 1, 2025

This Supplement to your prospectus outlines important changes that become effective on and after June 16, 2025. These changes are related to:

a)	Appendix A – Funds Available Under The Contract; and
b)	Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged.

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation.	American Funds® IS U.S. Small and Mid Cap Equity Fund – Class 4 advised by Capital Research and Management Company	1.04%[1]	N/A	N/A	N/A
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investments Corporation	0.98%	N/A	N/A	N/A

1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

You can find the fund prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective on or about June 16, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for other Living Benefit Riders. If you elect Lincoln Market Select® Advantage, or if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from this rider, the LVIP American Funds Vanguard Active Passive Growth Fund will be added to the list of funds in Group 2 and to list of funds to which you must allocate 100% of your i4LIFE® Advantage Account Value. The American Funds® IS U.S. Small and Mid Cap Equity Fund will be added to the list of funds in Group 2.

Please retain this supplement for future reference.

Part A
The Prospectus for the American Legacy® Series variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-181617) filed on April 17, 2025, and to the definitive 497 Filing filed on May 1, 2025.
Part B
The Statement of Additional Information for the American Legacy® Series variable annuity contract, including the financial statements of Lincoln New York and the financial statement of Lincoln Life & Annuity Variable Annuity Account H, is incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-181617) filed on April 17, 2025, and to the definitive 497 Filing filed on May 1, 2025.

Lincoln Life & Annuity Variable Annuity Account H
PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
(b) Not applicable
(c)(1) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(2) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 31 on Form N-4 (File No. 333-181617) filed on December 13, 2024.
(d)(1) Annuity Contract (30070BNYL 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(2) Annuity Contract (24-70030) (American Legacy B Share modified single premium) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-181617) filed on October 10, 2024.
(3) Contract Specifications (30070 - B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(4) Contract Specifications (30070 - L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(5) Contract Specifications (30070 - C Share) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-181617) filed on August 9, 2013.
(6) Persistency Credit Rider (32154B-NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.
(7) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(8) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(9) DCA Fixed Account Allocations (NYCPALGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-83718) filed on April 21, 2004.
(10) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(11) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(12) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-93875) filed on November 7, 2006.
(13) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(14) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(15) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(16) Guaranteed Income Benefit Rider (GIB v4, Select) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(17) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(18) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(19) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(20) Contract Endorsement (AR514-DOMA) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(i) Amendatory Endorsement (AR-567 DOMA) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-171096) filed on November 5, 2013.
(21) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(22) Guaranteed Income Later Rider (4LATER Advantage Protected Funds (AR-547 3-12) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-175888) filed on August 28, 2012.
(23) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(24) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(25) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(26) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(27) Variable Annuity Living Benefit Rider (LINC/MSA) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(28) Variable Annuity Living Benefit Rider (Max 6) (AR-600) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(29) Guaranteed Income Benefit Rider (GIB) (AR-528 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(30) Variable Annuity Living Benefits Rider (22AR-700) (ProtectedPay Core) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(31) Variable Annuity Living Benefits Rider (22AR-701) (ProtectedPay Select, Secure) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(32) Guaranteed Income Later Rider (22AR-707) (4LATER Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(33) Amendment for IRA Retirement Plan (NY) (23AE-721) incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-214111) filed on October 10, 2024.
(34) Amendment for Roth IRA Retirement Plan (NY) (23AE-722) incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-214111) filed on October 10, 2024.
(35) Variable Annuity Payout Rider Credit Endorsement (23AE-730) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 333-181615) filed on November 15, 2023.
(e)(1) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-141756) filed on April 8, 2010.
(2) American Legacy Series B Share Modified Single Premium Application (ANF12650NY-ALB) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-181617) filed on October 10, 2024.
(f)(1) Amended and Restated Charter of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 31 on Form N-4 (File No. 333-181617) filed on December 13, 2024.
(2) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(g)(1) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.

(i) Amendment No. 1 to Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(ii) Amendment No. 2 Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-186895) filed on February 11, 2021.
(2) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(ii) Amendment No. 4 to Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018, between Lincoln Life & Annuity Company of New York and Then Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-214113) filed on April 10, 2025.
(3) Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(i) Amendment No. 1 to Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-212682) filed on February 2, 2024.
(h) Fund Participation Agreements among Lincoln Life & Annuity Company of New York and:
(1) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(1-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(2) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Rule 22c-2 Agreement between Lincoln Life & Annuity Company of New York and:
(1) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(2) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(k)(1) Opinion and Consent of Scott C. Durocher, Counsel, Lincoln Life & Annuity Company of New York, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-181617) filed on August 28, 2012.
(2) Opinion and Consent of Carolyn Augur, Senior Counsel, Lincoln Life & Annuity Company of New York, as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-181617) filed on December 13, 2024.
(l)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-181617) filed on April 17, 2025.
(m) Not applicable
(n) Not applicable
(o) Not applicable

(p) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-212681) filed on May 31, 2024.
EX-101.SCH XBRL Taxonomy Extension Schema Document
Item 28. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
Name	Positions and Offices with Depositor
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Dale LeFebvre 2710 Foxhall Road NW Washington, DC 20007	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit (p) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. f hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Timothy J. Seifert Sr*	Senior Vice President and Director
Vacant	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c) N/A
Item 32. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Lincoln New York represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

SIGNATURES

(a)	As required by the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 4th day of June, 2025 at 9:08 am.

Lincoln Life & Annuity Variable Annuity Account H

Lincoln New York Account N for Variable Annuities

(Registrants)

By:	/s/ Delson R. Campbell

Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 4th day of June, 2025 at 11:40 am.

Lincoln Life & Annuity Company of New York

(Depositor)

By:	/s/ Michelle L. Grindle

Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Variable Annuity Account H (File No. 811-08441; CIK: 0001045008)

333-141754 (Amendment No. 50)	333-141766 (Amendment No. 46)
333-141756 (Amendment No. 46)	333-171097 (Amendment No. 40)
333-141758 (Amendment No. 47)	333-181617 (Amendment No. 33)
333-141761 (Amendment No. 38)	333-214112 (Amendment No. 18)
333-141763 (Amendment No. 51)

Lincoln New York Account N for Variable Annuities (File No. 811-09763; CIK: 0001093278)

333-193276 (Amendment No. 24)
333-193277 (Amendment No. 20)
333-214113 (Amendment No. 16)

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on June 4, 2025 at 9:08 am.

Signature	Title

*/s/ Ellen G. Cooper	President and Director
Ellen G. Cooper

*/s/ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
Christopher M. Neczypor

*/s/ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
Jason R. Bronchetti

*/s/ Adam M. Cohen	Senior Vice President and Chief Accounting Officer
Adam M. Cohen

*/s/ Mark E. Konen	Director
Mark E. Konen

*/s/ M. Leanne Lachman	Director
M. Leanne Lachman

*/s/ Louis G. Marcoccia	Director
Louis G. Marcoccia

* /s/ Dale LeFebvre	Director
Dale LeFebvre

*            /s/ Delson R. Campbell, pursuant to a Power of Attorney

Delson R. Campbell